Income taxes (Details 1)	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure Of Income Tax Explanatory [Abstract]
Tax losses that can be carried forwarded indefinitely	$ (1,809,690)
Tax losses that will expire by the year ending March 31, 2023	(65,766)
Tax losses that will expire after the year ending March 31, 2030	(21,934,237)
Tax losses	(23,809,693)
Deferred tax assets, operating losses that can be carried forwarded indefinitely	(299,296)
Deferred tax assets, operating losses that will expire by the year ending March 31, 2023	(9,865)
Deferred tax assets, operating losses that will expire after the year ending March 31, 2030	(4,362,235)
Deferred tax assets, operating losses carryforwards	$ (4,671,396)